Condensed Consolidated Balance Sheets (Parenthetical) (JPY ¥) In Millions, unless otherwise specified	Dec. 31, 2011	Mar. 31, 2011
Installment Loans, Measured at fair value	¥ 8,896
Cash and Cash Equivalents	662,894	732,127
Investment in Direct Financing Leases (Net of Allowance for Doubtful Receivables on Direct Financing Leases and Probable Loan Losses)	839,630	830,853
Installment Loans (Net of Allowance for Doubtful Receivables on Direct Financing Leases and Probable Loan Losses)	2,741,097	2,983,164
Investment in Operating Leases	1,270,104	1,270,295
Investment in Securities	1,167,720	1,175,381
Investment in Affiliates	340,220	373,376
Others	508,191	574,516
Total Assets	8,194,598	8,581,582
Short-Term Debt	467,121	478,633
Trade Notes, Accounts Payable and Other Liabilities	266,708	304,354
Security Deposits	133,907	128,097
Long-Term Debt	4,172,523	4,531,268
Total Liabilities	6,764,117	7,206,652
Variable Interest Entity, Primary Beneficiary
Cash and Cash Equivalents	17,052	14,267
Investment in Direct Financing Leases (Net of Allowance for Doubtful Receivables on Direct Financing Leases and Probable Loan Losses)	242,801	242,309
Installment Loans (Net of Allowance for Doubtful Receivables on Direct Financing Leases and Probable Loan Losses)	711,507	830,689
Investment in Operating Leases	212,899	195,221
Investment in Securities	54,814	51,883
Investment in Affiliates	11,034	17,441
Others	98,671	121,811
Total Assets	1,348,778	1,473,621
Short-Term Debt	1,266	1,847
Trade Notes, Accounts Payable and Other Liabilities	11,730	9,803
Security Deposits	7,614	6,884
Long-Term Debt	1,023,495	1,160,042
Others	7,412	6,674
Total Liabilities	¥ 1,051,517	¥ 1,185,250